Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 501,982	¥ 511,851
Fair value	431,338	483,051
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(70,644)	(28,800)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	501,982	511,851
Fair value	431,338	483,051
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (70,644)	¥ (28,800)